Long-term Obligations under Other Financing Arrangements	12 Months Ended
Dec. 31, 2019
Seaspan [Member]
Leases [Line Items]
Long-term Obligations under Other Financing Arrangements

11.    Long-term obligations under other financing arrangements:

	2019	2018
Long-term obligations under other financing arrangements	$513.8	$647.7
Deferred financing fees	(5.3)	(7.9)
Long-term obligations under other financing arrangements	508.5	639.8
Current portion of long-term obligations under other financing arrangements	(134.6)	(48.4)
Long-term obligations under other financing arrangements	$373.9	$591.4

The Company, through certain of its wholly-owned subsidiaries, has entered into non-recourse or limited recourse sale-leaseback arrangements with financial institutions to fund the construction of certain vessels under existing shipbuilding contracts.

Under these arrangements, the Company has agreed to transfer the vessels to the counterparties and, commencing on the delivery date of the vessels by the shipyard, lease the vessels back from the counterparties over the applicable lease term as a financing lease. In the arrangements where the shipbuilding contracts are novated to the counterparties, the counterparties assume responsibility for the remaining payments under the shipbuilding contracts.

In certain of the arrangements, the counterparties are companies whose only assets and operations are to hold the Company’s leases and vessels. The Company operates the vessels during the lease term, supervises the vessels’ construction before the lease term begins or is required to purchase the vessels from the counterparties at the end of the lease term. As a result, the Company is considered to be the primary beneficiary of the counterparties and consolidates the counterparties for financial reporting purposes. The vessels are recorded as an asset and the obligations under these arrangements are recorded as a liability. The terms of the leases are as follows:

(i)	COSCO Pride - 13100 TEU vessel:

Under this arrangement, the counterparty has provided financing of $144,185,000.  The 12-year lease term began in June 2011, which was the vessel’s delivery date. Lease payments include an interest component based on three month LIBOR plus a 2.6% margin.  At the end of the lease, the outstanding balance of up to $48,000,000 will be due and title of the vessel will transfer to the Company. On December 4, 2019, the Company made prepayment of $85,360,000 on the remaining balances of the arrangement.

(ii)	COSCO Faith - 13100 TEU vessel:

Under this arrangement, the counterparty has provided financing of $109,000,000. The 12-year lease term began in March 2012, which was the vessel’s delivery date. Lease payments include an interest component based on three month LIBOR plus a 3.0% margin. At the end of the lease, the Company will have the option to purchase the vessel from the lessor for $1. As at December 31, 2019, the carrying value of the vessel under this facility was $133,952,000 (2018 - $139,407,000).

(iii)	Leases for three 4500 TEU vessels:

Under these arrangements, the counterparty has provided refinancing of $150,000,000. The five year lease terms began in March 2015. At delivery, the Company sold and leased the vessels back over the terms of the sale-leaseback transactions. At the end of the lease terms, the Company is obligated to purchase the vessels at a pre-determined purchase price. As at December 31, 2019, the carrying value of the vessels under these facilities was $206,201,000 (2018 - $215,080,000).

(iv)	Leases for five 11000 TEU vessels:

Under these arrangements, the counterparty has provided financing of $420,750,000. The 17-year lease terms began between August 2017 and January 2018, which were the vessels’ delivery dates. Lease payments include interest components based on three month LIBOR plus a 3.3% margin. At delivery, the Company sold and leased the vessels back over the term of the sale-leaseback transactions. At the end of the lease terms, the Company is obligated to purchase the vessels at a pre-determined purchase price.  The Company is subject to 0.8% commitment fees calculated on the undrawn amounts. Upon delivery, these vessels commenced 17-year bareboat charters with MSC.

The weighted average rate of interest, including the margin, was 5.25% at December 31, 2019 (2018 – 5.64%).

Based on amounts funded, payments due to the counterparties are as follows:

2020	$134.6
2021	32.0
2022	32.6
2023	33.2
2024	26.2
Thereafter	255.2
$513.8